Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2023
Accumulated other comprehensive income
16 Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk		AOCI
6M23 (CHF million)
Balance at beginning of period	(1,317)	(17,020)	(13)		(582)	(9)	3,874		(15,067)
Increase/(decrease)	289	(1,072)	1		(47)	0	3,746		2,917
Reclassification adjustments, included in net income/(loss)	(82)	59	0		3	1	(7,731)	[2]	(7,750)
Total increase/(decrease)	207	(1,013)	1		(44)	1	(3,985)		(4,833)
Balance at end of period	(1,110)	(18,033)	(12)		(626)	(8)	(111)		(19,900)
6M22 (CHF million)
Balance at beginning of period	(95)	(16,760)	13		(429)	(6)	(2,082)		(19,359)
Increase/(decrease)	(727)	934	(6)		0	(1)	3,516		3,716
Reclassification adjustments, included in net income/(loss)	(121)	0	0		4	1	17		(99)
Total increase/(decrease)	(848)	934	(6)		4	0	3,533		3,617
Balance at end of period	(943)	(15,826)	7		(425)	(6)	1,451		(15,742)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 6M23 and 6M22.
2 Included the impact of the additional tier 1 capital notes write-down of CHF 9,048 million and the related tax impact of CHF 1,440 million which represented non-cash transactions.
Details of significant reclassification adjustments
in	6M23	6M22
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	59	0
Gains/(losses) on cash flow hedges
Gross gains/(losses) [2]	(94)	(156)
Tax expense/(benefit)	12	35
Net of tax	(82)	(121)
Actuarial gains/(losses)
Amortization of recognized actuarial losses [3]	(6)	5
Tax expense/(benefit)	9	(1)
Net of tax	3	4
Gains/(losses) on liabilities relating to credit risk
Reclassification adjustments [1]	(9,171)	17
Tax expense/(benefit)	1,440	0
Net of tax	(7,731)	17
1 Included in other revenues.
2 Included in interest and dividend income as well as operating expenses. Refer to "Note 20 - Derivatives and hedging activities" for further information.
3 These components are included in the computation of total benefit costs. Refer to "Note 19 – Pension and other post-retirement benefits" for further information.